Stockholder's Equity - Narrative (Details) - shares	96 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Aug. 31, 2019	Aug. 30, 2019	Dec. 31, 2017	Dec. 31, 2010
Class of Stock [Line Items]
Common stock, issued shares (in shares)	1,000	22,500,000	22,500,000	22,500,000	1,000
Common stock, outstanding shares (in shares)	1,000	22,500,000	22,500,000		1,000
Changes to the Common stock issued and outstanding since MONI acquisition (in shares)	0
Ascent Capital
Class of Stock [Line Items]
Common stock, issued shares (in shares)						1,000
Common stock, outstanding shares (in shares)						1,000